Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions
Related Party Transactions

Note 10 – Related Party Transactions

The Company paid cash consulting fees totalling $72,000 to related parties and non-cash stock option compensation expenses of $29,984 to related parties for the three months ended March 31, 2023, respectively (2022: $45,000 and $Nil).

The Company paid exploration fees totalling $3,779 to related parties for the three months ended March 31, 2023 (2022: $6,219).

The Company paid rent fees totalling $1,500 to related parties for the three months ended March 31, 2023 (2022: $1,500).

As at March 31, 2023, the Company had $23,081 owing to related parties (December 31, 2022: $25,718).

During the three months ended March 31, 2023, the company received $10,000 (2022: $Nil) in distributions from Summa, LLC, a Limited Liability Corporation with some shared management.  The Company holds a 25% investment in Summa LLC.  The investment was written off in 2016 as there was significant doubt about the fair value of the investment in the period.

During the year ended December 31, 2022, the Company received $65,000 and received 7,050,000 common shares with a fair value of $126,697 from a related party through common directors in relation to the letter of intent signed in relation to the North Big Smoky Property.  See notes 4, 7 and 8.

During the year ended December 31, 2022, the Company received $150,000 and 35,226,951 common shares from a related party through common directors with a fair value of $1,456,407 in relation to the agreement signed in relation to the Fish Lake property.  See note 4, 7 and 8.

Note 10 – Related Party Transactions

The Company paid cash consulting fees totaling $204,000 to related parties and non-cash stock option compensation expenses of $255,772 to related parties for the year ended December 31, 2022, respectively (2021: $120,000 and $Nil).

The Company paid exploration fees totaling $15,151 to related parties for the year ended December 31, 2022 (2021L $12,234).

The Company paid rent fees totaling $6,000 to related parties for the year ended December 31, 2022.

As at December 31, 2022, the Company had $25,718 owing to related parties.

During the year ended December 31, 2022, the company received $59,500 ($98,000 in 2021) in distributions from Summa, LLC, a Limited Liability Corporation with some shared management. The Company holds a 25% investment in Summa LLC. The investment was written off in 2016 as there was significant doubt about the fair value of the investment in the period.

As of December 31, 2022, the Company has received $65,000 and received 7,050,000 common shares with a fair value of $126,697 from a related party through common directors in relation to the letter of intent signed in relation to the North Big Smokey Property. See notes 4, 7 and 8.

As of December 31, 2022, the Company has received $250,000 and 35,226,951 common shares from a related party through common directors with a fair value of $1,456,407 in relation to the agreement signed in relation to the Fish Lake property. See note 4, 7 and 8.